485BXT		File Nos. 333-185866
Allianz Index Advantage (delay amendment)		811-05618
		Class ID: C000124821
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	16	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	492	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on March 12, 2018 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: May 1, 2018
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

Parts A, B and C were filed in Registrant's Post-Effective Amendment No. 15 to Form N-4 on December 15, 2017 and are incorporated by reference.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 12th day of February, 2018.
ALLIANZ LIFE VARIABLE ACCOUNT B
 (Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
 (Depositor)
By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
 (Depositor)
By: WALTER R. WHITE(1)
Walter R. White
 President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 12th day of February, 2018.
Signature	Title
Walter R. White(1)	Director, President & Chief Executive Officer
William E. Gaumond(1)	Director, Senior Vice President, Chief Financial Officer and Treasurer
Jacqueline Hunt(1)	Director and Board Chair
Ronald M. Clark(1)	Director
Udo Frank(1)	Director
Kevin E. Walker(1)	Director
(1)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from the Initial filing on Registrant's Form N-4 (File Nos. 333-222815 and 811-05618), electronically filed on December 15, 2017.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel